Material accounting policies (Details)	12 Months Ended
Mar. 31, 2026
Buildings comprising Civil structure [Member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	28 years
Improvements forming part of the Building [Member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Computer Equipment [Member] | Bottom of range [member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Computer Equipment [Member] | Top of range [member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Power equipments [Member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Machinery [member] | Bottom of range [member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Machinery [member] | Top of range [member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Fixtures and fittings [member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Office Equipment [Member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Vehicles [Member]
Statements [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years